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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003
                                               ---------------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        St. Denis J. Villere & Co., LLC
            ------------------------------------------
Address:     210 Baronne Street, Suite 808
            ------------------------------------------
             New Orleans, LA 70112
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28- 774
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George V. Young
          --------------------------------------------
Title:     LLC Member
          --------------------------------------------
Phone:     (504) 525-0808
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ GEORGE V. YOUNG             New Orleans, LA                     2/11/04
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        0
                                              -----------------------

Form 13F Information Table Entry Total:                 116
                                              -----------------------

Form 13F Information Table Value Total:      $      595,096
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

                     28-
         -----          ------------------      ------------------------

          [Repeat as necessary.]

X
                       St. Denis J. Villere Company, LLC
                                    FORM 13F
                               December 31, 2003


                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                      VALUE      SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       (x 1,000)    PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
SCP POOL CORP      COM             784028 10 2  50,696    1,551,291 Sh                OTHER                         1,551,291
GARMIN LTD         ORD             G37260 10 9  35,420      650,150 Sh                OTHER                           650,150
LABONE INC NEW     COM             50540L 10 5  28,329      888,500 Sh                OTHER                           888,500
COOPER COS INC     COM NEW         216648 40 2  25,844      548,360 Sh                OTHER                           548,360
ADVANCEPCS         COM             00790K 10 9  24,660      468,250 Sh                OTHER                           468,250
HENRY JACK &
 ASSOC INC         COM             426281 10 1  24,555    1,193,160 Sh                OTHER                         1,193,160
LUMINEX CORP
 DEL               COM             55027E 10 2  23,505    2,505,898 Sh                OTHER                         2,505,898
KANSAS CITY
 SOUTHERN          COM NEW         485170 30 2  22,428    1,566,220 Sh                OTHER                         1,566,220
STONE ENERGY
 CORP              COM             861642 10 6  21,834      514,340 Sh                OTHER                           514,340
O CHARLEYS INC     COM             670823 10 3  20,985    1,169,085 Sh                OTHER                         1,169,085
EPIQ SYS INC       COM             26882D 10 9  19,089    1,114,400 Sh                OTHER                         1,114,400
IRWIN FINL CORP    COM             464119 10 6  16,636      529,800 Sh                OTHER                           529,800
WELLS FARGO &
 CO NEW            COM             949746 10 1  15,365      260,905 Sh                OTHER                           260,905
STEWART
 ENTERPRISES INC   CL A            860370 10 5  14,570    2,565,094 Sh                OTHER                         2,565,094
FIRST ST
 BANCORPORATION    COM             336453 10 5  14,263      410,450 Sh                OTHER                           410,450
YELLOW ROADWAY
 CORP              COM             985577 10 5  14,197      392,500 Sh                OTHER                           392,500
3-D SYS CORP DEL   COM NEW         88554D 20 5  13,841    1,363,681 Sh                OTHER                         1,363,681
PETROLEUM
 HELICOPTERS INC   COM NON VTG     716604 20 2  12,583      466,023 Sh                OTHER                           466,023
GULF ISLAND
 FABRICATION INC   COM             402307 10 2  12,434      730,137 Sh                OTHER                           730,137
AMERICAN ITALIAN
 PASTA CO          CL A            027070 10 1  11,629      277,550 Sh                OTHER                           277,550
PFIZER INC         COM             717081 10 3  11,548      326,867 Sh                OTHER                           326,867
CERNER CORP        COM             156782 10 4  10,634      286,500 Sh                OTHER                           286,500
BLOCK H & R INC    COM             093671 10 5   9,162      165,470 Sh                OTHER                           165,470
SOUTHWEST BANCORP
 INC OKLA          COM             844767 10 3   9,108      509,400 Sh                OTHER                           509,400
DST SYS INC DEL    COM             233326 10 7   8,932      213,900 Sh                OTHER                           213,900
AMERICAN VANGUARD
 CORP              COM             030371 10 8   7,773      208,550 Sh                OTHER                           208,550
BANK OF AMERICA
 CORPORATION       COM             060505 10 4   6,759       84,040 Sh                OTHER                            84,040
WHITNEY HLDG CORP  COM             966612 10 3   5,630      137,344 Sh                OTHER                           137,344
RIVIANA FOODS INC  COM             769536 10 3   5,072      185,171 Sh                OTHER                           185,171
LEGGETT & PLATT
 INC               COM             524660 10 7   5,028      232,456 Sh                OTHER                           232,456
NOBLE INTL LTD     COM             655053 10 6   4,849      212,598 Sh                OTHER                           212,598
TIDEWATER INC      COM             886423 10 2   4,385      146,738 Sh                OTHER                           146,738
EXXON MOBIL CORP   COM             30231G 10 2   4,331      105,632 Sh                OTHER                           105,632
US BANCORP DEL     COM NEW         902973 30 4   4,203      141,143 Sh                OTHER                           141,143
PETROLEUM
 HELICOPTERS INC   COM VTG         716604 10 3   4,038      164,800 Sh                OTHER                           164,800
BANK ONE CORP      COM             06423A 10 3   3,223       70,695 Sh                OTHER                            70,695
O'REILLY
 AUTOMOTIVE INC    COM             686091 10 9   2,936       76,550 Sh                OTHER                            76,550
MARCUS CORP        COM             566330 10 6   2,590      157,900 Sh                OTHER                           157,900
ST PAUL COS INC    COM             792860 10 8   2,554       64,410 Sh                OTHER                            64,410
CABOT CORP         COM             127055 10 1   2,378       74,700 Sh                OTHER                            74,700
GENERAL ELEC CO    COM             369604 10 3   2,146       69,257 Sh                OTHER                            69,257
AMERICAN INTL
 GROUP INC         COM             026874 10 7   2,121       32,007 Sh                OTHER                            32,007

                       St. Denis J. Villere Company, LLC
                                    FORM 13F
                               December 31, 2003


                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP      (x 1,000)     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AMSOUTH
 BANCORPORATION    COM             032165 10 2   2,090       85,307 Sh                OTHER                            85,307
COAST FINL HLDGS
 INC               COM             190354 10 0   2,022      150,900 Sh                OTHER                           150,900
KEYCORP NEW        COM             493267 10 8   1,985       67,685 Sh                OTHER                            67,685
MERCK & CO INC     COM             589331 10 7   1,805       39,080 Sh                OTHER                            39,080
QUICKSILVER
 RESOURCES INC     COM             74837R10 4    1,735       53,700 Sh                OTHER                            53,700
SCHLUMBERGER LTD   COM             806857 10 8   1,655       30,254 Sh                OTHER                            30,254
CITIGROUP INC      COM             172967 10 1   1,618       33,332 Sh                OTHER                            33,332
CISCO SYS INC      COM             17275R 10 2   1,535       63,211 Sh                OTHER                            63,211
SCOTTS CO          CL A            810186 10 6   1,503       25,400 Sh                OTHER                            25,400
FEDERAL NATL
 MTG ASSN          COM             313586 10 9   1,479       19,702 Sh                OTHER                            19,702
BIO RAD LABS INC   CL A            090572 20 7   1,453       25,200 Sh                OTHER                            25,200
HANCOCK HLDG CO    PFD CONV A 8%   410120 20 8   1,419       38,077 Sh                OTHER                            38,077
INSITUFORM
 TECHNOLOGIES INC  CL A            457667 10 3   1,312       79,500 Sh                OTHER                            79,500
BRISTOL MYERS
 SQUIBB CO         COM             110122 10 8   1,226       42,876 Sh                OTHER                            42,876
DISNEY WALT CO     COM DISNEY      254687 10 6   1,175       50,350 Sh                OTHER                            50,350
VIACOM INC         CL B            925524 30 8   1,171       26,383 Sh                OTHER                            26,383
HOME DEPOT INC     COM             437076 10 2   1,151       33,150 Sh                OTHER                            33,150
BELLSOUTH CORP     COM             079860 10 2   1,144       40,411 Sh                OTHER                            40,411
OFFSHORE
 LOGISTICS INC     COM             676255 10 2   1,081       44,100 Sh                OTHER                            44,100
COLGATE PALMOLIVE
 CO                COM             194162 10 3   1,045       20,885 Sh                OTHER                            20,885
UNION PLANTERS
 CORP              COM             908068 10 9   1,002       31,833 Sh                OTHER                            31,833
VITRAN INC         COM             92850E 10 7     931       65,800 Sh                OTHER                            65,800
CHRISTOPHER &
 BANKS CORP        COM             171046 10 5     924       47,300 Sh                OTHER                            47,300
AFLAC INC          COM             001055 10 2     921       25,450 Sh                OTHER                            25,450
JOHNSON & JOHNSON  COM             478160 10 4     920       17,816 Sh                OTHER                            17,816
BP PLC             SPONSORED ADR   055622 10 4     861       17,455 Sh                OTHER                            17,455
CHEVRONTEXACO
 CORP              COM             166764 10 0     819        9,476 Sh                OTHER                             9,476
MCDONALDS CORP     COM             580135 10 1     725       29,200 Sh                OTHER                            29,200
WAL MART STORES
 INC               COM             931142 10 3     676       12,740 Sh                OTHER                            12,740
JANUS CAP GROUP
 INC               COM             47102X 10 5     646       39,350 Sh                OTHER                            39,350
MORGAN STANLEY     COM NEW         617446 44 8     619       10,704 Sh                OTHER                            10,704
PEOPLES FINL
 CORP MISS         COM             71103B 10 2     588       35,200 Sh                OTHER                            35,200
HANCOCK HLDG CO    COM             410120 10 9     581       10,654 Sh                OTHER                            10,654
ALLSTATE CORP      COM             020002 10 1     565       13,132 Sh                OTHER                            13,132
KIMBERLY CLARK
 CORP              COM             494368 10 3     562        9,516 Sh                OTHER                             9,516
WACHOVIA CORP
 2ND NEW           COM             929903 10 2     538       11,558 Sh                OTHER                            11,558
REMINGTON OIL &
 GAS CORP          COM             759594 30 2     526       26,700 Sh                OTHER                            26,700
PROCTER & GAMBLE
 CO                COM             742718 10 9     494        4,941 Sh                OTHER                             4,941
PEPSICO INC        COM             713448 10 8     476       10,220 Sh                OTHER                            10,220
GRAINGER W W INC   COM             384802 10 4     474       10,000 Sh                OTHER                            10,000
COCA COLA CO       COM             191216 10 0     468        9,224 Sh                OTHER                             9,224
HIBERNIA CORP      CL A            428656 10 2     454       19,303 Sh                OTHER                            19,303
SECURITY BANK
 CORP              COM             814047 10 6     441       14,000 Sh                OTHER                            14,000
MICROSOFT CORP     COM             594918 10 4     420       15,242 Sh                OTHER                            15,242
SEARS ROEBUCK &
 CO                COM             812387 10 8     405        8,900 Sh                OTHER                             8,900
FIRST DATA CORP    COM             319963 10 4     389        9,464 Sh                OTHER                             9,464

                       St. Denis J. Villere Company, LLC
                                    FORM 13F
                               December 31, 2003


                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                      VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       (x 1,000)     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ROYAL DUTCH
 PETE CO           NY REG EUR.56   780257 80 4     376        7,176 Sh                OTHER                             7,176
PNC FINL SVCS
 GROUP INC         COM             693475 10 5     356        6,500 Sh                OTHER                             6,500
SCHERING PLOUGH
 CORP              COM             806605 10 1     348       20,000 Sh                OTHER                            20,000
VERIZON
 COMMUNICATIONS    COM             92343V 10 4     337        9,607 Sh                OTHER                             9,607
INTEL CORP         COM             458140 10 0     326       10,138 Sh                OTHER                            10,138
WYETH              COM             983024 10 0     322        7,582 Sh                OTHER                             7,582
SONIC INNOVATIONS
 INC               COM             83545M 10 9     314       48,725 Sh                OTHER                            48,725
DEVELOPERS
 DIVERSIFIED RLTY  COM             251591 10 3     309        9,200 Sh                OTHER                             9,200
INTERNATIONAL
 BUSINESS MACHS    COM             459200 10 1     292        3,151 Sh                OTHER                             3,151
LINCARE HLDGS INC  COM             532791 10 0     287        9,548 Sh                OTHER                             9,548
ALTRIA GROUP INC   COM             02209S 10 3     275        5,047 Sh                OTHER                             5,047
WAYPOINT FINL
 CORP              COM             946756 10 3     274       12,650 Sh                OTHER                            12,650
EMERSON ELEC       COM             291011 10 4     272        4,200 Sh                OTHER                             4,200
SHORE BANCSHARES
 INC               COM             825107 10 5     271        7,125 Sh                OTHER                             7,125
PPG INDS INC       COM             693506 10 7     270        4,216 Sh                OTHER                             4,216
ENERGY PARTNERS
 LTD               COM             29270U 10 5     250       18,000 Sh                OTHER                            18,000
DELL INC           COM             24702R 10 1     250        7,361 Sh                OTHER                             7,361
MELLON FINL CORP   COM             58551A 10 8     239        7,436 Sh                OTHER                             7,436
TJX COS INC NEW    COM             872540 10 9     226       10,250 Sh                OTHER                            10,250
MERRILL LYNCH &
 CO INC            COM             590188 10 8     205        3,500 Sh                OTHER                             3,500
MARSH  & MCLENNAN
 COS INC           COM             571748 10 2     201        4,200 Sh                OTHER                             4,200
DILLARDS INC       CL A            254067 10 1     199       12,107 Sh                OTHER                            12,107
ALIGN TECHNOLOGY
 INC               COM             016255 10 1     165       10,000 Sh                OTHER                            10,000
NEWPARK RES INC    COM PAR $.01NEW 651718 50 4     157       32,700 Sh                OTHER                            32,700
ORACLE CORP        COM             68389X 10 5     141       10,678 Sh                OTHER                            10,678
EASYLINK SVCS
 CORP              CL A NEW        27784T 20 0      69       46,090 Sh                OTHER                            46,090
TOREADOR RES
 CORP              COM             891050 10 6      56       12,100 Sh                OTHER                            12,100
RENTECH INC        COM             760112 10 2      17       15,000 Sh                OTHER                            15,000

                                               595,096